STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

7. STOCKHOLDERS' EQUITY

        During the nine months ended September 30, 2012, the Company issued an aggregate of 3,652,125 shares of its common stock to holders of the 2013 Notes in exchange for the cancellation of $12,504,150 in aggregate principal amount of such notes and accrued and unpaid interest of $99,710. See Note 5, "Convertible Senior Notes" for information regarding the 2013 Notes.

        In August 2012, the Company completed an offering of 2,359,932 shares of its common stock and warrants to purchase an aggregate of 1,179,966 shares of its common stock at a purchase price of $1.4725 per share to one institutional investor for gross proceeds of $3,475,000. The offering resulted in net proceeds to the Company of $3,268,798, after deducting placement agent fees and offering expenses. The warrants are exercisable immediately and continue for a period of 5 years, at an exercise price of $1.50 per share. The number of shares issuable upon exercise of the warrants and the exercise price of the warrants are adjustable in the event of stock splits, combinations and reclassifications, but not in the event of the issuance of additional securities. On September 20, 2012, warrants from the August 2012 offering to purchase an aggregate of 140,712 shares of common stock were exercised resulting in proceeds of $211,068 to the Company.

        On May 30, 2012, the Company's stockholders approved an amendment to the Company's Restated Certificate of Incorporation to effect a reverse split of the Company's outstanding shares of common stock and class C special stock in the discretion of the Company's Board of Directors at an exchange ratio of not less than one-for-two and not more than one-for-ten. On June 1, 2012, the Board of Directors of the Company effected a one-for-six reverse split of the Company's outstanding shares of common stock and class C special stock. No fractional shares were issued as a result of the reverse stock split, and stockholders who otherwise would have been entitled to a fractional share received, in lieu thereof, a cash payment based on the closing sale price of BioSante's common stock on June 1, 2012. The total cash payment for fractional shares was $658. The reverse stock split did not change the number of authorized shares of the Company's common stock or class C special stock or the par value of the Company's common stock or class C special stock, but because the number of authorized shares of the Company's common stock and class C special stock was not affected, the effect of the reverse stock split was to increase the number of authorized but unissued shares of the Company's common stock and class C special stock. The primary purpose of the reverse stock split was to increase the Company's ability to maintain the listing of its common stock on The NASDAQ Global Market.

9. STOCKHOLDERS' EQUITY

  Authorized and Outstanding Capital Stock

        The Company is authorized to issue 200,000,000 shares of common stock, $0.0001 par value per share, 4,687,684 shares of class C special stock, $0.0001 par value per share, and 10,000,000 shares of undesignated preferred stock, $0.0001 par value per share.

        No shares of preferred stock were outstanding as of December 31, 2011 or 2010.

        There were 65,214 shares of class C special stock issued and outstanding as of December 31, 2011 and 2010. Each share of class C special stock entitles its holder to one vote per share. Each share of class C special stock is exchangeable, at the option of the holder, for one share of the Company's common stock, at an exchange price of $15.00 per share, subject to adjustment upon certain capitalization events. Holders of class C special stock are not entitled to receive dividends or to participate in the distribution of the Company's assets upon any liquidation, dissolution or winding-up of the Company. The holders of class C special stock have no cumulative voting, preemptive, subscription, redemption or sinking fund rights.

        There were 18,269,754 and 13,565,188 shares of common stock issued and outstanding as of December 31, 2011 and 2010, respectively. The Company has presented the par values of its common stock and the related additional paid in capital on a combined basis for all periods presented.

  Underwritten Public Offering

        On August 2, 2011, the Company completed an underwritten public offering of an aggregate of 2.7 million shares of its common stock at a purchase price of $18.00 per share, resulting in net proceeds of approximately $45.0 million, after underwriters' discounts, commissions and offering expenses.

  Registered Direct Offerings

        On March 8, 2011, the Company completed a registered direct offering of 2,033,247 shares of its common stock and warrants to purchase an aggregate of 711,636 shares of its common stock at a purchase price of $12.3678 per share to institutional investors for gross proceeds of $25.1 million. The offering resulted in net proceeds to the Company of $23.9 million, after deducting placement agent fees and offering expenses. The warrants are exercisable immediately and continuing for a period of three years, at an exercise price of $13.50 per share. In connection with the offering, the Company issued the placement agent warrants to purchase an aggregate of 40,665 shares of the Company's common stock at an exercise price of $15.48 per share, which warrants are exercisable immediately and will expire on June 9, 2014.

        On March 8, 2010, the Company completed a registered direct offering of an aggregate of 1,734,104 shares of its common stock and warrants to an aggregate of 867,052 shares of its common stock, at a purchase price of $10.38 per share to funds affiliated with two institutional investors resulting in net proceeds to the Company of approximately $17.5 million, after deducting placement agent fees and other offering expenses. The warrants are exercisable beginning on September 9, 2010, have an exercise price of $12.48 per share and will expire on September 8, 2015. In connection with the offering, the Company issued the placement agent warrants to purchase an aggregate of 34,682 shares of the Company's common stock at an exercise price of $12.96 per share, which warrants are exercisable beginning on September 8, 2010 and will expire on June 9, 2014.

        On June 23, 2010, the Company completed a registered direct offering of 1,189,061 shares of its common stock and warrants to purchase an aggregate of 594,530 shares of its common stock at a purchase price of $12.615 per share to funds affiliated with certain institutional investors for gross proceeds of $15.0 million. The offering resulted in net proceeds to the Company of approximately $14.1 million, after deducting placement agent fees and offering expenses. The warrants are exercisable immediately, have an exercise price of $14.70 per share and will expire on June 23, 2015. In connection with the offering, the Company issued the placement agent warrants to purchase an aggregate of 35,671 shares of the Company's common stock at an exercise price of $15.78 per share, which warrants are exercisable immediately and will expire on June 9, 2015.

        On December 31, 2010, the Company completed a registered direct offering of 1,764,706 shares of its common stock and warrants to purchase an aggregate of 882,353 shares of its common stock at a purchase price of $10.20 per share to funds affiliated with certain institutional investors for gross proceeds of $18.0 million. The offering resulted in net proceeds to the Company of approximately $16.9 million, after deducting placement agent fees and offering expenses. The warrants are exercisable immediately, have an exercise price of $12.00 per share and expire on December 30, 2015. In connection with the offering, the Company issued the placement agent warrants to purchase an aggregate of 52,941 shares of the Company's common stock at an exercise price of $12.75, which warrants are exercisable immediately and will expire on June 9, 2015.

  Acquisition of Net Assets of Cell Genesys

        In October 2009, the Company acquired Cell Genesys in a direct merger. As a result of the merger, each share of common stock of Cell Genesys issued and outstanding immediately prior to the effective time of the merger was converted into the right to receive 0.0305 of a share of the Company's common stock. In the aggregate, the Company issued approximately 3.4 million shares of its common stock to former Cell Genesys stockholders in connection with the merger. All options to purchase shares of Cell Genesys common stock, other than certain designated options held by certain of Cell Genesys's former officers (Assumed Options), became fully vested and exercisable until immediately prior to the effective time of the merger. At the effective time of the merger, such unexercised options other than the Assumed Options terminated. The Assumed Options were assumed by the Company and will remain outstanding following the merger, but converted into and became options to purchase shares of the Company's common stock on terms substantially identical to those in effect prior to the merger, except for adjustments to the underlying number of shares and the exercise price based on the 0.0305 exchange ratio. As a result of the merger, the Assumed Options converted into options to purchase an aggregate of 39,071 shares of the Company's common stock at a weighted average exercise price of $118.38 per share. All warrants to purchase shares of Cell Genesys common stock which by their terms survived the merger (Assumed Warrants) were assumed by the Company, but were converted into and became warrants to purchase shares of the Company's common stock on terms substantially identical to those in effect prior to the merger, except for adjustments to the underlying number of shares and the exercise price based on the 0.0305 exchange ratio. As a result of the merger, these Assumed Warrants converted into warrants to purchase an aggregate of 65,874 shares of the Company's common stock at a weighted average exercise price of $235.62 per share.

        For additional discussion regarding the merger with Cell Genesys and the assets and liabilities acquired, see Note 4, "Acquisition of Net Assets of Cell Genesys."

  Convertible Senior Notes

        See Note 7, "Convertible Senior Notes" for information regarding the convertible senior notes assumed in the Cell Genesys merger.

  Warrants

        As of December 31, 2011, warrants to purchase an aggregate of 3,794,741 shares of the Company's common stock were outstanding and exercisable as of December 31, 2011:

Issue Date	Number of Underlying Shares Of Common Stock	Per Share Exercise Price	Expiration Date
December 15, 2008	50,000	$24.00	June 14, 2014
July 21, 2009	30,000	$12.00	July 20, 2012
August 13, 2009	400,000	$15.00	August 12, 2014
August 13, 2009	40,000	$15.00	June 9, 2014
October 14, 2009	65,874	$235.62	April 1, 2012
March 8, 2010	867,052	$12.48	September 8, 2015
March 8, 2010	34,682	$12.96	June 9, 2014
June 23, 2010	594,530	$14.70	June 23, 2015
June 23, 2010	35,671	$15.78	June 9, 2015
November 22, 2010	30,000	$12.00	November 21, 2013
December 30, 2010	882,353	$12.00	December 30, 2015
December 30, 2010	52,941	$12.75	June 9, 2015
March 8, 2011	670,971	$13.50	March 8, 2014
March 8, 2011	40,665	$15.48	June 9, 2014

        During 2011, the Company issued warrants to purchase an aggregate of 711,636 shares of the Company's common stock in connection with the March 2011 registered direct offering as described above. During 2011, warrants to purchase an aggregate of 1,458 shares of common stock were exercised and warrants to purchase an aggregate of 151,868 shares of the Company's common stock expired unexercised.

        During 2010, the Company issued warrants to purchase an aggregate of 2,467,230 shares of the Company's common stock in connection with registered direct offerings as described above, and warrants to purchase 30,000 shares of the Company's common stock as compensation for investor relations services as described below. During 2010, no warrants were exercised and warrants to purchase an aggregate of 127,291 shares of the Company's common stock expired unexercised.

        During 2009, the Company issued warrants to purchase an aggregate of 440,000 shares of the Company's common stock in connection with a registered direct offering, warrants to purchase an aggregate of 65,874 shares of the Company's common stock in connection with the Cell Genesys merger, and warrants to purchase 30,000 shares of the Company's common stock as compensation for investor relations services as described below. During 2009, no warrants were exercised and warrants to purchase an aggregate of 89,166 shares of the Company's common stock expired unexercised.

        In 2011, 2010 and 2009, the Company issued warrants to purchase 0, 30,000 and 30,000 shares of the Company's common stock, respectively, in consideration for various investor relations services. The warrants became exercisable on a ratable basis over a twelve-month period from the date of grant. The Company uses the Black-Scholes pricing model to value these types of warrants and remeasures the awards each quarter until the measurement date is established. For the years ended December 31, 2011, 2010 and 2009, the Company recorded $204,980, $65,529 and $64,103, respectively, in non-cash general and administrative expense pertaining to consultant warrants.